----------------------------------------------------
COLONIAL MINNESOTA TAX-EXEMPT FUND SEMIANNUAL REPORT
----------------------------------------------------

July 31, 1999

[graphic omitted]

--------------------------------------------------------------------------------
                       COLONIAL MINNESOTA TAX-EXEMPT FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

1  HIGHLIGHTS

2  PORTFOLIO MANAGER'S REPORT

4  PERFORMANCE

5  PORTFOLIO OF INVESTMENTS

8  FINANCIAL STATEMENTS

10 NOTES TO FINANCIAL STATEMENTS

12 FINANCIAL HIGHLIGHTS

                           --------------------------
                             Not FDIC May Lose Value
                            Insured No Bank Guarantee
                           --------------------------

PRESIDENT'S MESSAGE

[Photo of Stephen E. Gibson]

Dear Shareholder:

During the six months ended July 31, 1999, the bond market experienced significant volatility. Over the period, the yield on 30-year Treasury bonds increased almost a full percentage point in response to investors' fears that strong economic growth in the U.S. in concert with stabilizing economies overseas would result in higher inflation. Interest rates rose on all types of fixed-income investments, which resulted in falling bond prices. Fortunately, tax-exempt bonds lost less value than Treasurys as prices fell.

These challenging bond market conditions were reflected in the Fund's negative total return. However, while past performance cannot predict future results, it is important to remember that the Fund has provided top-quartile returns for the one-, three- and five-year periods ended July 31, 1999, according to Lipper, Inc.(1)

The following report will provide you with more specific information about your Fund's performance and the strategies employed during the period. As always, we thank you for choosing Colonial Minnesota Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    September 14, 1999

(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper Minnesota Municipal Debt Category was negative 2.05% for the six months ended July 31, 1999. The Fund's Class A shares were ranked in the fourth quartile for the six-month period (41 out of 47 funds), in the first quartile for the one-year period (9 out of 47 funds), in the first quartile for the three-year period (4 out of 45 funds), in the first quartile for the five-year period (7 out of 30 funds) and in the third quartile for the 10-year period (7 out of 12 funds). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

>   INTEREST RATE VOLATILITY CHALLENGED BOND MARKET INVESTORS.
    Long-term interest rates rose more than three-quarters of a percentage point to 6.1% between February and the end of July in response to fears that strong economic growth in the U.S. and signs of increased growth worldwide could cause higher inflation.

>   FEDERAL RESERVE BOARD PREEMPTIVELY RAISED SHORT-TERM RATES.
    Midway through the period, Federal Reserve Board ("the Fed") policy makers switched from a neutral stance to one biased towards raising interest rates, causing bond prices to fall further. As expected, the Fed acted in June, increasing short-term interest rates by one-quarter of a percentage point in a preemptive strike against inflation.

>   TAX-EXEMPT BONDS OUTPERFORMED TREASURYS AS INTEREST RATES ROSE.
    Within the municipal bond market, prices fell in sympathy with the Treasury market during the period. However, higher yields generated increased demand for tax-exempt bonds. With supply low, municipal bonds outperformed Treasurys, losing less of their principal value as interest rates rose.

                    TREASURY VS. MUNICIPAL BOND PERFORMANCE
               CHANGE IN VALUE OF $10,000 FROM 1/31/99 - 7/31/99

                30-Year
                Treasury             Municipal
                 Bond                  Bond
----------------------------------------------
1/99            $10,000              $10,000
2/99              9,290                9,956
3/99              9,250                9,970
4/99              9,217                9,995
5/99              9,075                9,937
6/99              8,899                9,794
7/99              8,805                9,829

Performance of the 30-year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-Year on-the-run Treasury market. Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

NET ASSET VALUE PER SHARE
ON 7/31/99

Class A             $7.01
-------------------------
Class B             $7.01
-------------------------
Class C             $7.01
-------------------------

DISTRIBUTIONS DECLARED PER
SHARE FROM 2/1/99 TO 7/31/99

Class A             $0.168
-------------------------
Class B             $0.141
-------------------------
Class C             $0.152
-------------------------

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

30-DAY SEC YIELDS ON 7/31/99

Class A             4.32%
-------------------------
Class B             3.77%
-------------------------
Class C             4.08%
-------------------------

30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not borne certain expenses, the SEC yield would have been 3.77% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS
ON 7/31/99

Class A             7.82%
-------------------------
Class B             6.82%
-------------------------
Class C             7.38%
-------------------------

Taxable-equivalent SEC yields are based on the combined maximum effective 44.7% federal and Minnesota state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

SEMIANNUAL REPORT: COLONIAL MINNESOTA TAX-EXEMPT FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

MARKET VOLATILITY PROMPTED A MORE CONSERVATIVE STRATEGY

During the past six months, we pursued a more conservative investment strategy in response to the strong U.S. economy. As a series of government reports detailed the economy's strength, investors became increasingly nervous about inflation and potentially higher interest rates - both negatives for bond prices. Consequently, we structured the Fund to be less sensitive to interest rate movements. As the economy grew strongly throughout the first part of the period, we focused our attention on more defensive, income-oriented securities - such as high-yield and housing bonds - with total return characteristics that are not impacted as severely by rising interest rates.

PERFORMANCE REFLECTS WEAK BOND MARKET CONDITIONS

During the six-month period, the Fund's Class A shares generated a total return of negative 2.50%, without a sales charge. This performance echoed the difficult fixed-income conditions that prevailed throughout the period. Although the Fund adopted a more conservative strategy in response, the portfolio's interest rate sensitivity remained modestly higher than its Lipper competitive peer group, reflecting our longer-term outlook for a more positive investment environment for municipal bonds.

INVESTMENT ACTIVITY FOCUSED ON HIGHER-YIELDING BONDS

We selectively purchased bonds that met our rigorous investment criteria, including well-managed facilities with strong cash flows, attractive markets or service territories, and good long-term growth prospects. These investments included multi-family housing, education, and health care facilities. Not only did this strategy provide the Fund with total return potential, it increased its diversification by spreading the portfolio's credit risk over a greater number and wider variety of bonds.

HOUSING SECTOR BONDS PERFORMED WELL IN A RISING INTEREST RATE ENVIRONMENT

As interest rates rose during the past six months, a number of the Fund's multi- and single-family housing bonds experienced price gains and outperformed the general market. Housing issues typically outperform many other market sectors in rising rate environments because real estate owners are less likely to refinance and prepay their mortgages. The portfolio's holdings also benefited from a strong real estate market. Vigorous demand and high occupancy levels supported higher rents and increased cash flows for project owners.

MINNESOTA'S STRONG ECONOMY UNCHANGED

Minnesota's diverse economy, favorable population trends and solid income growth provided a strong foundation for another period of economic advances. Strength in manufacturing - despite declines in other parts of the country - as well as construction and high technology, particularly in the Minneapolis-St. Paul area, have fueled much of the state's growth. The state's ability to attract new residents at a faster pace than the rest of the region also contributed to tax receipts that exceeded forecasts in all categories for the 1999 fiscal year. However, like much of the nation, Minnesota has been experiencing a very tight labor market which may restrain economic growth in future periods. In response, we have emphasized revenue-backed essential service bonds, such as those where repayment is not dependent on economically-sensitive tax receipts.

FAVORABLE LONG-TERM MARKET OUTLOOK

As we look ahead, we believe that the Federal Reserve Board's actions should have a positive long-term effect on the bond market by reducing economic growth to a sustainable level and keeping inflation in check. These conditions should create a more favorable environment for fixed-income securities, and we expect to actively manage the portfolio's interest rate sensitivity as market conditions warrant.

Minnesota's economy, which has been among the strongest in the nation, is expected to continue growing for the next several years, according to the Minnesota Department of Economic Security (MDES). The economy continues to produce job growth in high technology and several other professional fields, which should be sustained through 2006, according to the MDES's forecasts. This solid economic foundation should provide a healthy backdrop for the state's municipal bond issuers.

/s/ Brian M. Hartford

    Brian M. Hartford

BRIAN M. HARTFORD is portfolio manager of Colonial Minnesota Tax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc. (CMA).

QUALITY BREAKDOWN
AS OF 7/31/99

AAA                      40.7%
------------------------------
AA                       24.8%
------------------------------
A                         9.5%
------------------------------
BBB                       7.4%
------------------------------
BB                        0.9%
------------------------------
CCC                       1.2%
------------------------------
Non-rated                12.8%
------------------------------
Short-term obligations    2.7%
------------------------------

Quality breakdown categories are calculated as a percentage of total investments, including short-term obligations. Ratings shown in Quality Breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown in the future.

BOUGHT

We purchased a high-yield position in Lakeshore multi-family housing complex (0.94% of net assets), taking advantage of the favorable conditions in the housing market. We also added to our non-rated holdings - which help the Fund's yield - by purchasing Hibbing Economic Development Authority, which has a storage facility for municipal snow removal and landscaping equipment in Hibbing (1.00% of net assets).

CHANGE IN TOP FIVE SECTOR BREAKDOWNS 7/31/99 VS. 1/31/99

                                  7/31/99        1/31/99
----------------------------------------------------------
LOCAL GENERAL OBLIGATIONS          18.7%          16.5%
HOSPITALS                          15.2%          15.1%
EDUCATION                          13.6%          13.4%
REFUNDED/ESCROWED                   7.0%           7.9%
JOINT POWER AUTHORITY               6.1%          11.1%


Sector breakdown categories are calculated as a percentage of total investments, including short-term obligations.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this sector breakdown in the future.

SEMIANNUAL REPORT: COLONIAL MINNESOTA TAX-EXEMPT FUND

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/99

Share Class                             A             B              C
Inception                            9/26/86        8/4/92         8/1/97
--------------------------------------------------------------------------------
                                Without With    Without With    Without With
                                Sales   Sales   Sales   Sales   Sales   Sales
                                Charge  Charge  Charge  Charge  Charge  Charge
--------------------------------------------------------------------------------
6 months (cumulative return)    (2.50)% (7.13)% (2.87)% (7.63)% (2.72)% (3.67)%
--------------------------------------------------------------------------------
1 year                           2.31   (2.55)   1.54   (3.23)   1.85    0.90
--------------------------------------------------------------------------------
5 years                          6.02    4.99    5.22    4.90    5.82    5.82
--------------------------------------------------------------------------------
10 years                         6.38    5.86    5.82    5.82    6.28    6.28
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99

Share Class                            A               B              C
--------------------------------------------------------------------------------
                                Without With    Without With    Without With
                                Sales   Sales   Sales   Sales   Sales   Sales
                                Charge  Charge  Charge  Charge  Charge  Charge
--------------------------------------------------------------------------------
1 year                           2.20% (2.66)%   1.41%  (3.31)%  1.73%   0.78%
--------------------------------------------------------------------------------
5 years                          6.35    5.32    5.56    5.23    6.17    6.17
--------------------------------------------------------------------------------
10 years                         6.47    5.96    5.92    5.92    6.38    6.38
--------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum sales charge of 4.75% for Class A shares and the maximum applicable contingent deferred sales charges of 5% for both six months and one year returns, 2% for five years for Class B and 1% for both six months and one year for Class C returns. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 100.7%                                     PAR        VALUE
------------------------------------------------------------------------------
EDUCATION - 13.8%
EDUCATION
State Higher Education Facilities Authority:
Carleton College, Series 4-N,
  5.000% 11/01/18                                         $  1,500   $  1,423
Macalester College, Series 4-N,
  5.550% 03/01/17                                              500        513
Northwestern College of Chiropractic,
  Series 1998 4-Z,
  5.200% 10/01/13                                              275        266
St. Johns University, Series 4-L,
  5.350% 10/01/17                                            1,000        975
St. Thomas University:
  Series 4-M,
  5.350% 04/01/17                                              500        493
  Series 4-P,
  5.375% 04/01/18                                              525        513
Univeristy of Minnesota:
  Series 1996-A:
  5.750% 07/01/14                                              500        531
  5.750% 07/01/17                                            1,000      1,056
  Series 1999-A,
  5.500% 07/01/21                                            1,000      1,021
Victoria, Holy Family Catholic High School,
  Series 1999-A,
  5.875% 09/01/29                                              300        294
                                                                     --------
                                                                        7,085
                                                                     --------

-----------------------------------------------------------------------------
HEALTHCARE - 18.4%
HOSPITAL - 15.4%
Benedictine Health, 4.750% 02/15/16                          1,000        925
Marshall, Weiner Memorial Medical Center,
  Series 1999,
  6.000% 11/01/28                                              300        289
Monticello-Big Lake Community Hospital District,
  5.750% 12/01/19                                              500        504
Princeton, Fairview Hospital, Series 1991-C,
  6.250% 01/01/21                                              300        316
Red Wing, River Region Group, Series 1993-A:
  6.400% 09/01/12                                              200        209
  6.500% 09/01/22                                              300        315
Redwood Falls Hospital,
  5.750% 12/01/23                                              500        484
Rochester:
  Mayo Foundation:
  Series 1998-A,
  5.500% 11/15/27                                            1,000        990
  Series 1998-B,
  5.500% 11/15/27                                            1,000        990
Mayo Medical Center, Series 1992-I,
  5.900% 11/15/09                                            1,000      1,079
St. Paul Housing & Redevelopment Authority:
  Healtheast Project, Series A,
  5.500% 11/01/09                                              250        238
  Series 1993-B,
  6.625% 11/01/17                                              675        685
St. Paul Regions Hospital, Series 1998,
  5.300% 05/15/28                                            1,000        907
                                                                     --------
                                                                        7,931
                                                                     --------
LIFECARE - 1.5%
Columbia Heights, Crest View Corp.,
  Series 1998,
  6.000% 03/01/33                                              300        289
Golden Valley, Covenant Retirement
  Communities, Inc.,
  Series 1999-A,
  5.500% 12/01/29                                              500        470
                                                                     --------
                                                                          759
                                                                     --------
NURSING HOME - 1.5%
Duluth Economic Development Authority,
  BSM Properties, Inc.,
  Series 1998-A,
  5.875% 12/01/28                                              250        240
Minneapolis, Walker Methodist Senior Services Group,
  Series 1998-A,
  5.875% 11/15/18                                              250        241
North Ridge Care Center, Inc., Series 1999,
  5.875% 03/01/29                                              300        286
                                                                     --------
                                                                          767
                                                                     --------

                                                                     --------
HOUSING - 6.9%
ASSISTED LIVING/SENIOR - 0.8%
Bloomington Housing & Redevelopment Authority, Senior
  Summer House, Series 1998,
  5.500% 11/01/01                                              110        110
Roseville, Elder Care Institute, Inc., Series 1993,
  7.750% 11/01/23                                              300        296
                                                                     --------
                                                                          406
                                                                     --------
MULTI-FAMILY - 3.1%
Dakota County Housing & Redevelopment Authority,
  Series 1999,
  6.000% 11/01/09                                              300        294
Grand Housing & Redevelopment Authority, Lakeshore
  Forest Park Apartments,
  Series 1999-B,
  5.700% 10/01/29                                              500        485
Lakeville, Southfork Apartment Project,
  Series 1989-A,
  9.875% 02/01/20                                              200        201
Minneapolis Redevelopment Mortgage,
  Riverplace Project,
  Series 1987-A,
  7.100% 01/01/20                                              215        216
Washington County Housing & Redevelopment Authority,
  Cottages of Aspen,
  Series 1992,
  9.250% 06/01/22                                              175        190
White Bear Lake, Birch Lake Townhomes Project,
  Series 1989-A,
  9.750% 07/15/19                                              200        201
                                                                     --------
                                                                        1,587
                                                                     --------
SINGLE-FAMILY - 3.0%
Chicago & Stearns Counties, Series 1994-B,
  7.050% 09/01/27                                            1,175      1,254
Dakota County Housing & Redevelopment
  Authority, Series 1986,
  7.200% 12/01/09                                               55         55
Minneapolis-St. Paul Housing Board,
  Series 1987-C,
  8.875% 11/01/18                                              205        210
Washington County Housing & Redevelopment Authority,
  City of Cottage
  Grove, Series 1986,
  7.600% 12/01/11                                               30         30
                                                                     --------
                                                                        1,549
                                                                     --------

-----------------------------------------------------------------------------
OTHER - 9.6%
POOL/BOND BANK - 2.5%
Minneapolis Community Development Agency, Series 1991-1,
  8.000% 12/01/16                                              250        268
State Public Facilities Authority, Water Pollution
  Control Revenue, Series 1996-B,
  5.400% 03/01/16                                            1,000      1,007
                                                                     --------
                                                                        1,275
                                                                     --------
REFUNDED/ESCROWED (a) - 7.1%
Burnsville, Fairview Community Hospital,
  Series 1982-A,
  (b) 05/01/12 (c)                                           2,145        986
Dakota & Washington Counties Housing & Redevelopment
  Authority, Series 1988,
  8.150% 09/01/16                                              235        310
Metropolitan Council, Hubert H. Humphrey Metrodome,
  Series 1992,
  6.000% 10/01/09                                              300        321
Moorhead Residential,
  7.100% 08/01/11                                               20         22
St. Louis Park, Methodist Hospital, Series 1990-C,
  7.250% 07/01/18                                              165        174
State Higher Education Facilities Authority:
  Hamline University, Series 3-K,
  6.600% 06/01/08                                              250        265
University of St. Thomas, Series 3-C,
  7.100% 09/01/10                                              100        105
Western Minnesota Municipal Power Agency,
  Series 1983-A,
  9.750% 01/01/16                                            1,000      1,475
                                                                     --------
                                                                        3,658
                                                                     --------

-----------------------------------------------------------------------------
OTHER REVENUE - 8.1%
HOTELS - 0.5%
Minneapolis, Holiday Inn Metrodome Project,
  6.000% 12/01/01                                              250        251
                                                                     --------
INDUSTRIAL - 6.1%
Alexandria Industrial Development Revenue Bonds,
  Seluemed Ltd.,
  5.850% 03/01/18                                              830        822
Duluth Seaway Port Authority, Cargill Inc.,
  Series 1993-A,
  5.750% 12/01/16                                            1,500      1,543
Brooklyn Park, TL Systems Corp., Series 1991,
  10.000% 09/01/16                                             245        289
Von Ruden Manufacturing, Inc., Series 1989,
  10.500% 09/01/14                                             500        516
                                                                     --------
                                                                        3,170
                                                                     --------
PAPER PRODUCTS - 1.5%
Hubbard County Solid Waste Disposal Revenue,
  Potlach Corp., Series 1987-A,
  7.375% 08/01/13                                              285        294
International Falls, Boise Cascade Corp. Project,
  5.650% 12/01/22                                              500        474
                                                                     --------
                                                                          768
                                                                     --------

-----------------------------------------------------------------------------
TAX BACKED - 30.4%
LOCAL APPROPRIATED - 4.4%
Elk River Independent School District No. 728,
  Series 1997-A,
  5.375% 02/01/17                                            1,000      1,002
Hibbing Economic Development Authority,
  6.400% 02/01/12                                              500        513
Minneapolis Special School District, Series 1998-A,
  4.750% 02/01/18                                              500        458
Mountain Lake Economic Development Authority,
  Series 1999,
  5.800% 12/01/18                                              290        285
                                                                     --------
                                                                        2,258
                                                                     --------
LOCAL GENERAL OBLIGATIONS - 19.0%
Austin, Series 1998-A,
  5.450% 10/01/17                                              500        502
Minnesota Hennepin County,
  5.000% 12/01/15                                            1,000        977
New York Mills Independent School District
  No. 553, Series 1992-A,
  6.850% 02/01/18                                              210        222
North St. Paul & Maplewood Unified School District,
  Series 1996-A,
  5.125% 02/01/25                                            2,000      1,882
Minnesota Park Rapids Independent School,
  4.750% 02/01/21                                            1,500      1,368
Roseau Independent School District No. 682,
  Series 1991,
  7.000% 02/01/14                                              200        204
Rosemount Independent School District No. 196,
  Series 1994-B,
  (b) 06/01/10                                               2,765      1,599
St. Cloud Hydroelectric, Series 1996-D,
  5.250% 12/01/18                                            2,000      1,976
Wasica Independent School District No. 829,
  5.500% 04/01/17                                            1,000      1,051
                                                                     --------
                                                                        9,781
                                                                     --------
SPECIAL NON-PROPERTY TAX - 0.6%
Red Lake Bank of Chippewa Indians, Series 1998,
  6.250% 08/01/13                                              300        292
                                                                     --------
SPECIAL PROPERTY TAX - 0.4%
Duluth Economic Development Authority,
  Series 1998-A,
  (b) 02/01/08 (c)                                             295        195
                                                                     --------

STATE APPROPRIATED - 4.1%
State, Duluth Airport, Series 1995-B,
  6.250% 08/01/14                                            2,000      2,120
                                                                     --------
STATE GENERAL OBLIGATIONS - 1.9%
State, Series 1995,
  5.250% 08/01/14                                            1,000      1,005
                                                                     --------

-----------------------------------------------------------------------------
TRANSPORTATION - 5.6%
AIRPORT - 3.8%
Minneapolis Metropolitan Airport,
  6.895% 01/01/22                                            1,000        950
Minneapolis-St. Paul Metropolitan Airports
  Commission, Series 1998-B,
  5.250% 01/01/12                                            1,000        998
                                                                     --------
                                                                        1,948
                                                                     --------
TRANSPORTATION - 1.8%
Blaine, Consolidated Freightways, Inc., Series 1998,
  5.150% 01/01/04                                              300        298
St. Paul Port Authority, Series F:
  9.125% 12/01/00                                               25         25
  9.125% 12/01/01                                               25         25
  9.125% 12/01/02                                               25         25
  9.125% 12/01/14                                              575        535
                                                                     --------
                                                                          908
                                                                     --------

-----------------------------------------------------------------------------
UTILITY - 7.9%
INVESTOR OWNED - 1.7%
Anoka County: Northern States Power Co.,
  Series 1998,
  4.600% 12/01/08 (d)                                          500        484
United Power Assoc., Series 1987-A,
  6.950% 12/01/08                                              400        417
                                                                     --------
                                                                          901
                                                                     --------
JOINT POWER AUTHORITY - 6.2%
Southern Minnesota Municipal Power Agency:
  Series A,
  5.000% 01/01/16                                            1,450      1,401
  Series 1993-A:
  5.000% 01/01/12                                              750        730
  4.750% 01/01/16 (c)                                          250        232
  Series 1994-A, (b)
  01/01/27 (c)                                               3,900        830
                                                                     --------
                                                                        3,193
                                                                     --------
TOTAL MUNICIPAL BONDS (cost of $51,028)                                51,807
                                                                     --------

OPTIONS - 0.0%                                            CONTRACTS    VALUE
-----------------------------------------------------------------------------
September 1999 Treasury Bond Put,
  Strike Price 112, expiration 08/20/99                      9,600   $     17
September 1999 Treasury Bond Call,
  Strike Price 124, expiration 08/21/99                      1,700        (e)
                                                                     --------
TOTAL OPTIONS (cost of $124)                                               17
                                                                     --------
TOTAL INVESTMENTS (cost of $51,152) (f)                                51,824
                                                                     --------

SHORT TERM OBLIGATIONS - 0.8%                                PAR
-----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(g)
NY New York City, Series B,
  3.700% 10/01/22                                           $  400        400
                                                                     --------
OTHER ASSETS & LIABILITIES - (1.5)%                                      (764)
-----------------------------------------------------------------------------
NET ASSETS - 100%                                                    $ 51,460
                                                                     --------

NOTES TO INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------
(a) The Fund has been informed that each issuer has placed direct obligation of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(b) Zero coupon bond.
(c) These securities, or a portion thereof, with a total market value of $1,999 are being used to collateralize the delayed delivery purchase indicated in note (d) below, open call on futures and open futures contracts.
(d) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(e) Rounds to less than one.
(f) Cost for federal income tax purposes is the same.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1999.

Short futures contracts open at July 31, 1999:

                            PAR VALUE                           UNREALIZED
                           COVERED BY         EXPIRATION       APPRECIATION
         TYPE               CONTRACTS           MONTH           AT 7/31/99
--------------------------------------------------------------------------------
Treasury Bond                 1,000           September            $30

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $51,152)                                 $51,824
Short-term obligations                                                  400
                                                                    -------
                                                                     52,224
Receivable for:
  Interest                                                              765
  Investments sold                                                       25
  Fund shares sold                                                       11
  Variation margin on futures                                             3
Other                                                                    62
                                                                    -------
                                                                        866
                                                                    -------
  Total Assets                                                       53,090

LIABILITIES
Payable for:
  Investments purchased                                               1,450
  Fund shares repurchased                                                97
  Distributions                                                          68
Payable to Advisor                                                        3
Accrued:
  Deferred Trustees fees                                                  3
Other                                                                     9
                                                                    -------
  Total Liabilities                                                   1,630
                                                                    -------
  Net Assets                                                        $51,460
                                                                    -------
CLASS A
Net asset value & redemption price per share ($30,935/4,412)        $  7.01(a)
                                                                    -------
Maximum offering price per share ($7.01/0.9525)                     $  7.36(b)
                                                                    -------
CLASS B
Net asset value & offering price per share ($20,189/2,879)          $  7.01(a)
                                                                    -------
CLASS C
Net asset value & offering price per share ($336/48)                $  7.01(a)
                                                                    -------

COMPOSITION OF NET ASSETS
Capital paid in                                                     $51,337
Overdistributed net investment income                                   (66)
Accumulated net realized loss                                          (513)
Net unrealized appreciation on:
  Investments                                                           672
  Open futures contracts                                                 30
                                                                    -------
                                                                    $51,460
                                                                    -------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended July 31, 1999 (Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                             $ 1,467
                                                                     -------

EXPENSES
Management fee                                                       $   133
Service fee                                                               48
Distribution fee - Class B                                                80
Distribution fee - Class C                                                 1
Transfer agent fee                                                        35
Bookkeeping fee                                                           14
Trustees fee                                                               5
Audit fee                                                                 10
Legal fee                                                                  3
Custodian fee                                                              1
Registration fee                                                          10
Reports to shareholders                                                    5
Other                                                                     12
                                                                     -------
    Total expenses                                                       357
Fees waived by the Distributor - Class C                                  (a)
                                                                     -------
                                                                         357
                                                                     -------
Net Investment Income                                                  1,110
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                                            (55)
  Closed futures contracts                                               138
                                                                     -------
    Net Realized Gain                                                     83
Net change in unrealized appreciation/depreciation during
  the period on:
  Investments                                                         (2,678)
  Open futures contracts                                                  43
                                                                     -------
Net Change in Unrealized Appreciation/Depreciation                    (2,635)
                                                                     -------
Net Loss                                                              (2,552)
                                                                     -------
DECREASE IN NET ASSETS FROM OPERATIONS                               $(1,442)
                                                                     -------

(a) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                                    (UNAUDITED)
                                                                  SIX MONTHS ENDED       YEAR ENDED
                                                                     JULY 31,            JANUARY 31,
INCREASE (DECREASE) IN NET ASSETS                                      1999                 1999
----------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $  1,110            $  2,289
Net realized gain                                                         83               1,451
Net change in unrealized appreciation/depreciation                    (2,635)               (619)
                                                                    --------            --------
    Net Increase (Decrease) from Operations                           (1,442)              3,121

DISTRIBUTIONS
From net investment income -- Class A                                   (713)             (1,485)
In excess of net investment income -- Class A                             --                 (65)
From net realized gains -- Class A                                       (29)               (774)
In excess of net realized gains -- Class A                                --                (209)
From net investment income -- Class B                                   (396)               (802)
In excess of net investment income -- Class B                             --                 (35)
From net realized gains -- Class B                                       (19)               (513)
In excess of net realized gains -- Class B                                --                (139)
From net investment income -- Class C                                     (6)                 (9)
In excess of net investment income -- Class C                             --                  (a)
From net realized gains -- Class C                                        (a)                 (6)
In excess of net realized gains -- Class C                                --                  (2)
                                                                    --------            --------
                                                                      (2,605)               (918)
                                                                    --------            --------

FUND SHARE TRANSACTIONS
Receipts for shares sold -- Class A                                    1,873               1,527
Value of distributions reinvested -- Class A                             477               1,749
Cost of shares repurchased -- Class A                                 (1,934)             (3,475)
                                                                    --------            --------
                                                                         416                (199)
                                                                    --------            --------
Receipt for shares sold -- Class B                                     1,338               2,986
Value of distributions reinvested -- Class B                             288               1,105
Cost of shares repurchased -- Class B                                 (1,802)             (2,606)
                                                                    --------            --------
                                                                        (176)             (1,485)
                                                                    --------            --------
Receipts for shares sold -- Class C                                       76                 120
Value of distributions reinvested -- Class C                               6                  17
Cost of shares repurchased -- Class C                                     (a)                 (a)
                                                                    --------            --------
                                                                          82                 137
                                                                    --------            --------
    Net Increase from Fund Share Transactions                            322               1,423
                                                                    --------            --------
    Total Increase (Decrease)                                         (2,283)                505

NET ASSETS
Beginning of period                                                   53,743              53,238
                                                                    --------            --------
End of period (net of overdistributed net investment
  income of $66 and $61, respectively)                              $ 51,460            $ 53,743
                                                                    ========            ========

NUMBER OF FUND SHARES
Sold -- Class A                                                          259                 206
Issued for distributions reinvested -- Class A                            66                 237
Repurchased -- Class A                                                  (269)               (467)
                                                                    --------            --------
                                                                          56                 (24)
                                                                    --------            --------
Sold -- Class B                                                          184                 402
Issued for distributions reinvested -- Class B                            40                 150
Repurchased -- Class B                                                  (251)               (352)
                                                                    --------            --------
                                                                         (27)                200
                                                                    --------            --------
Sold -- Class C                                                           10                  16
Issued for distributions reinvested -- Class C                             1                   3
Repurchased -- Class C                                                    (a)                 (a)
                                                                    --------            --------
                                                                          11                  19
                                                                    --------            --------

(a) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Minnesota Tax-Exempt Fund (the Fund), a series of Liberty Funds Trust V, formerly Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost. Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

     Average Net Assets                Annual Fee Rate
     ------------------                ---------------
     First $2 billion                     0.50%
     Over $2 billion                      0.45%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $3,206 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $20,241 and none on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

         Valuation of shares
      outstanding on the 20th of
     each month which were issued             Annual Fee Rate
     ----------------------------             ---------------
      Prior to November 30, 1994                   0.10%
      On or after December 1, 1994                 0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with the custodian bank under which custodian fees were reduced by balance credits of $1,150 applied during the six months ended July 31, 1999. The Fund could have reinvested a portion of assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
For the six months ended July 31, 1999, purchases and sales of investments, other than short-term obligations, were $8,144,456 and $6,132,809, respectively.

Unrealized appreciation (depreciation) at July 31, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation                                  $1,461,035
  Gross unrealized depreciation                                    (789,130)
                                                                  ---------
      Net unrealized appreciation                                $  671,905
                                                                 ==========

OTHER
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the six months ended July 31, 1999.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                     (UNAUDITED)
                                           SIX MONTHS ENDED JULY 31, 1999
                                           -------------------------------
                                           CLASS A      CLASS B     CLASS C
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 7.360     $ 7.360     $ 7.360
                                           -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.160       0.133       0.144(a)
Net realized and unrealized loss            (0.342)     (0.342)     (0.342)
                                           -------     -------     -------
    Total from Investment Operations        (0.182)     (0.209)     (0.198)
                                           -------     -------     -------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS
From net investment income                  (0.161)     (0.134)     (0.145)
From net realized gains                     (0.007)     (0.007)     (0.007)
                                           -------     -------     -------
Total Distributions Declared to
  Shareholders                              (0.168)     (0.141)     (0.152)
                                           -------     -------     -------
NET ASSET VALUE, END OF PERIOD             $ 7.010     $ 7.010     $ 7.010
                                           -------     -------     -------
Total return (b)(c)                          (2.50)%     (2.87)%     (2.72)%(d)
                                           -------     -------     -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                               1.03%       1.78%       1.48%(a)
Net investment income (e)(f)                  4.47%       3.72%       4.02%(a)
Portfolio turnover (c)                          12%         12%         12%
Net assets at end of period (000)          $30,935     $20,189     $   336

(a) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

                                              YEAR ENDED JANUARY 31, 1999
                                            -------------------------------
                                            CLASS A     CLASS B     CLASS C
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 7.490     $ 7.490     $ 7.490
                                            -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                     0.351       0.293       0.316(b)
Net realized and unrealized gain              0.110       0.110       0.110
                                            -------     -------     -------
    Total from Investment Operations          0.461       0.403       0.426
                                            -------     -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                   (0.345)     (0.289)     (0.311)
In excess of net investment income           (0.015)     (0.013)     (0.014)
From net realized gains                      (0.182)     (0.182)     (0.182)
In excess of net realized gains              (0.049)     (0.049)     (0.049)
                                            -------     -------     -------
Total Distributions Declared to
   Shareholders                              (0.591)     (0.533)     (0.556)
                                            -------     -------     -------
NET ASSET VALUE, END OF PERIOD              $ 7.360     $ 7.360     $ 7.360
                                            -------     -------     -------
Total return (c)(d)                            6.40%       5.59%       5.91%
                                            -------     -------     -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                   0.94%       1.69%       1.39%(b)
Net investment income (e)                      4.62%       3.87%       4.17%(b)
Fees and expenses waived or borne
  by the Advisor (e)                           0.06%       0.06%       0.06%
Portfolio turnover                               34%         34%         34%
Net assets at end of period (000)           $32,075     $21,398     $   270

(a) Net of fees and expenses waived or borne
    by the Advisor which amounted to:       $ 0.005     $ 0.005     $ 0.005
(b) Net of fees waived by the Distributor which amounted to $0.022 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    YEAR ENDED JANUARY 31
                                 --------------------------------------------------------------------------------------------
                                                1998                                  1997                     1996
                                 ----------------------------------------  ------------------------  ------------------------
                                  CLASS A     CLASS B      CLASS C(b)         CLASS A      CLASS B      CLASS A      CLASS B
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD            $  7.130     $  7.130     $  7.470           $  7.350     $  7.350     $  6.840     $  6.840
                                 --------     --------     --------           --------     --------     --------     --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income(a)            0.362        0.308        0.163(c)           0.369        0.316        0.384        0.332
Net realized and
  unrealized gain (loss)            0.405        0.405        0.066             (0.222)      (0.222)       0.516        0.516
                                 --------     --------     --------           --------     --------     --------     --------
    Total from
      Investment Operations         0.767        0.713        0.229              0.147        0.094        0.900        0.848
                                 --------     --------     --------           --------     --------     --------     --------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS
From net investment income         (0.362)      (0.308)      (0.164)            (0.367)      (0.314)      (0.390       (0.338)
From net realized gains            (0.045)      (0.045)      (0.045)              --           --           --           --
                                 --------     --------     --------           --------     --------     --------     --------
Total Distributions
Declared to Shareholders           (0.407)      (0.353)      (0.209)            (0.367)      (0.314)      (0.390)      (0.338)
                                 --------     --------     --------           --------     --------     --------     --------
NET ASSET VALUE, END OF
PERIOD                           $  7.490     $  7.490     $  7.490           $  7.130     $  7.130     $  7.350     $  7.350
                                 --------     --------     --------           --------     --------     --------     --------
Total return (d)(e)                 11.04%       10.22%        3.13%(f)           2.16%        1.40%       13.50%       12.66%
                                 --------     --------     --------           --------     --------     --------     --------
RATIOS TO AVERAGE
 NET ASSETS
Expenses (g)                         0.91%        1.66%        1.36%(c)(h)        0.90%        1.65%        0.85%        1.60%
Net investment income (g)            4.97%        4.22%        4.40%(c)(h)        5.19%        4.44%        5.41%        4.66%
Fees and expenses waived
  or borne by the Advisor (g)        0.11%        0.11%        0.12%(h)           0.13%        0.13%        0.24%        0.24%
Portfolio turnover                     19%          19%          19%                27%          27%          42%          42%
Net assets at end of
  period (000)                   $ 32,824     $ 20,278     $    136           $ 34,986     $ 19,389     $ 36,586     $ 19,083

(a) Net of fees and expenses
    waived or borne by the
    Advisor which amounted to:   $  0.008     $  0.008     $  0.008           $  0.009     $  0.009     $  0.016     $  0.016
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.
(h) Annualized.

                                                                             YEAR ENDED JANUARY 31
                                                                         -------------------------------
                                                                                      1995
                                                                         -------------------------------
                                                                         CLASS A                CLASS B
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $  7.480               $  7.480
                                                                         --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                                   0.415                  0.363
Net realized and unrealized loss                                           (0.642)                (0.642)
                                                                         --------               --------
    Total from Investment Operations                                       (0.227)                (0.279)
                                                                         --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                 (0.413)                (0.361)
                                                                         --------               --------
NET ASSET VALUE, END OF PERIOD                                           $  6.840               $  6.840
                                                                         --------               --------
Total return (b)(c)                                                       (2.92)%                (3.65)%
                                                                         --------               --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                    0.72%                  1.47%
Net investment income                                                       5.98%                  5.23%
Fees and expenses waived or borne by the Advisor                            0.26%                  0.26%
Portfolio turnover                                                            26%                    26%
Net assets at end of period (000)                                         $35,846                $14,731

(a) Net of fees and expenses waived or borne by the Advisor
    which amounted to:                                                   $  0.018               $  0.018
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

--------------------------------------------------------------------------------
TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

ROBERT J. BIRNBAUM                         WILLIAM E. MAYER
Consultant (formerly Special               Partner, Development Capital, LLC
Counsel, Dechert, Price & Rhoads;          (formerly Dean, College of Business
President and Chief Operating              and Management, University of
Officer, New York Stock Exchange,          Maryland; Dean, Simon Graduate
Inc.; President, American Stock            School of Business, University of
Exchange Inc.)                             Rochester; Chairman and Chief
                                           Executive Officer, CS First Boston
TOM BLEASDALE                              Merchant Bank; and President and
Retired (formerly Chairman of the          Chief Executive Officer, The First
Board and Chief Executive Officer,         Boston Corporation)
Shore Bank & Trust Company)
                                           JAMES L. MOODY, JR.
JOHN V. CARBERRY                           Retired (formerly Chairman of the
Senior Vice President of Liberty           Board, Chief Executive Officer and
Financial Companies, Inc. (formerly        Director Hannaford Bros. Co.)
Managing Director, Salomon
Brothers)                                  JOHN J. NEUHAUSER
                                           Dean, Boston College School of
LORA S. COLLINS                            Management
Attorney (formerly Attorney,
Kramer, Levin, Naftalis & Frankel)         THOMAS E. STITZEL
                                           Professor of Finance, College of
JAMES E. GRINNELL                          Business, Boise State University;
Private Investor (formerly Senior          Business Consultant and Author
Vice President-Operations, The
Rockport Company)                          ROBERT L. SULLIVAN
                                           Retired Partner, KPMG LLP (formerly
RICHARD W. LOWRY                           Management Consultant, Saatchi and
Private Investor (formerly Chairman        Saatchi Consulting Ltd. and
and Chief Executive Officer, U.S.          Principal and International
Plywood Corporation)                       Practice Director, Management
                                           Consulting, Peat Marwick Main & Co.)
SALVATORE MACERA
Private Investor (formerly                 ANNE-LEE VERVILLE
Executive Vice President of Itek           Consultant (formerly General
Corp. and President of Itek Optical        Manager, Global Education Industry,
& Electronic Industries, Inc.)             and President, Applications
                                           Solutions Division, IBM
                                           Corporation)
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IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Minnesota Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Minnesota Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

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CHOOSE LIBERTY
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BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

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                                 L I B E R T Y
--------------------------------------------------------------------------------
[Graphic Omitted]   Colonial has long been a recognized leader in fixed-income investing. In addition, Colonial has distinguished itself
                    with both a traditional value and a more contemporary
                    approach to equity investing.
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[Graphic Omitted]   Crabbe Huson's contrarian investment style seeks long-term performance by investing in stocks from high-quality,
                    out-of-favor companies. This risk-averse strategy
                    capitalizes on the potential of these companies to regain
                    market popularity.
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[Graphic Omitted]   LAMCO brings institutional money management to individual
                    investors through a disciplined multi-manager investment
                    process that seeks to deliver consistent long-term returns.
--------------------------------------------------------------------------------
[Graphic Omitted]   A leader in Asian investing(TM), Newport has an unparalleled knowledge of Asian economies, business and culture.
--------------------------------------------------------------------------------
[Graphic Omitted]   Stein Roe's growth management style emphasizes companies
                    with the ability to create, maintain and grow earnings in
                    different market environments.
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       BOSTON   o   CHICAGO   o   NEW YORK   o   PORTLAND   o   SAN FRANCISCO
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That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with over $62.7 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.

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COLONIAL MINNESOTA TAX-EXEMPT FUND SEMIANNUAL REPORT
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[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S
           ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

           Liberty Funds Distributor, Inc. (C)1999
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           www.libertyfunds.com
                                                  MN-03/579H-0799 (9/99) 99/1104